Term Loans (Tables)	12 Months Ended
Dec. 31, 2023
Notes and Loans Payable, by Type, Current and Noncurrent [Abstract]
Schedule of Principal Future Payments of Term Loans
Based on the outstanding principal amounts for the Company’s Term A Loans, the following table sets forth by year the Company’s required future principal payments as of December 31, 2023 (in thousands):

As of December 31, 2023
2024	$5,555
2025	6,667
2026	6,667
2027	1,111

Required future principal payments	$20,000
Unamortized debt discount	(615)

Current term loans, net as of December 31, 2023	$19,385